UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 122.8%

Corporate — 17.9%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$1,016,670
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	570,774
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	3,200	3,244,704
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	4,000	4,089,560
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	1,000	869,820
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,850	7,882,577
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,820	7,832,277
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	6,845,300

		32,351,682

County/City/Special District/School District — 23.2%
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	700	716,954
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	789,863
Series C, 5.38%, 3/15/12 (a)	6,000	6,524,400
Series D, 5.38%, 6/01/12 (a)	2,200	2,411,948
Series D, 5.38%, 6/01/32	4,000	4,097,600
Sub-Series G-1, 6.25%, 12/15/31	500	583,340
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,904,315
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	3,675	3,532,630
(NPFGC), 4.50%, 2/15/47	1,705	1,576,068

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB:
Marymount School of New York Project (ACA), 5.13%, 9/01/21	$750	$762,233
Marymount School of New York Project (ACA), 5.25%, 9/01/31	1,000	992,320
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	165,240
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,343,752
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	250	216,638
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,578,132
Yankee Stadium, PILOT (NPFGC), 5.00%, 3/01/36	250	242,920
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	690,053
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,632,595
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	8,410	8,382,331
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	788,235

		41,931,567

Education — 23.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A:
7.00%, 5/01/25	910	364,009
7.00%, 5/01/35	590	236,006
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	875	893,611
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	5,913,110

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	$2,000	$2,037,380
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	261,613
Nassau County Industrial Development Agency, Refunding RB, New York Institute Of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,144,578
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	2,400	2,132,544
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	1,740	17
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (d)	750	621,548
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,350	2,367,789
New School University (NPFGC), 5.00%, 7/01/41	9,000	9,014,580
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	5,000	5,032,400
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,102,960
University of Rochester, Series A, 5.13%, 7/01/39	850	887,553
Vassar College, 5.00%, 7/01/49	825	849,824
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	488,590
Teachers College, 5.50%, 3/01/39	450	471,776
Yeshiva University, 5.00%, 9/01/34	275	285,370
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,001,630
Trust for Cultural Resources, RB Series A:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,256,795
Juilliard School, 5.00%, 1/01/39	2,100	2,236,605
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,430,975
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	651,612

		42,682,875

Municipal Bonds	Par (000)	Value

New York (continued)

Health — 7.4%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$500	$425,965
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	786,345
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	544,893
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	800	828,488
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	618,585
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	213,792
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (a)	2,000	2,262,840
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	1,819,304
New York State Dormitory Authority, Refunding RB:
Mount Sinai NYU Health, Series C, 5.50%, 7/01/26	3,000	3,001,650
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,121,109
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	700	690,116
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,072,928

		13,386,015

Housing — 1.9%
New York Mortgage Agency, Refunding RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	2,060	2,067,210
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,390,275

		3,457,485

State — 5.1%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	680,160
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	2,100	2,117,388
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,960,353

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Dormitory Authority, Refunding RB, School District Financing Program, Series A (AGM), 5.00%, 10/01/35	$395	$409,260
State of New York, GO, Series A, 5.00%, 2/15/39	975	1,028,118

		9,195,279

Tobacco — 8.6%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	6,700	6,293,645
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,263,300
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	4,525,500
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (a)	2,250	2,491,605

		15,574,050

Transportation — 21.8%
Hudson Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	1,002,320
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,161,290
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/30	12,000	12,326,880
5.13%, 11/15/31	8,000	8,259,280
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	7,465,770
Port Authority of New York & New Jersey, RB:
Consolidated 116th Series, 4.13%, 9/15/32	500	485,945
Consolidated, 161st Series, 4.50%, 10/15/37	500	502,670
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,056,630
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	6,992,860

		39,253,645

Utilities — 13.3%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,208,660
Long Island Power Authority, Refunding RB, Series A:
6.25%, 4/01/33	150	173,277
5.75%, 4/01/39	4,000	4,376,160

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities (concluded)
New York City Municipal Water Finance Authority, RB:
Second General Resolution (NPFGC), 4.50%, 6/15/37	$1,520	$1,510,500
Series A (NPFGC), 5.00%, 6/15/32	4,000	4,036,800
Series C, 5.00%, 6/15/32	6,500	6,555,510
New York City Municipal Water Finance Authority, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,154,550

		24,015,457

Total Municipal Bonds in New York		221,848,055

Guam — 0.9%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,035,805

Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	600	588,582

Total Municipal Bonds in Guam		1,624,387

Multi-State — 7.2%

Housing — 7.2%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (e)(f)	5,500	5,606,645
MuniMae TE Bond Subsidiary LLC (e)(f):
6.30%, 6/30/49	5,374	4,983,552
6.80%, 6/30/50	3,000	2,460,030

		7,443,582

Total Municipal Bonds in Multi-State		13,050,227

Puerto Rico — 11.6%

County/City/Special District/School District — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,008,380
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.79%, 8/01/41 (g)	3,500	552,825

		1,561,205

Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	2,994,690

State — 8.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	700	737,240

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (a)	$4,400	$4,794,284
5.25%, 7/01/36	1,600	1,588,624
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (a)	5,000	5,392,900
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,120,500

		14,633,548

Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,148,202
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	522,830

		1,671,032

Total Municipal Bonds in Puerto Rico		20,860,475

Total Municipal Bonds – 142.5%		257,383,144

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

New York — 12.4%

Housing — 11.2%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	15,500	15,540,610
New York Mortgage Agency, Refunding RB, Series 101, AMT, 5.40%, 4/01/32	4,638	4,654,943

		20,195,553

Utilities — 1.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,357,426
Series FF-2, 5.50%, 6/15/40	810	900,552

		2,257,978

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 12.4%		22,453,531

Total Long-Term Investments (Cost – $280,062,131) – 154.9%		279,836,675

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 0.00% (i)(j)	2,967,695	$2,967,695

Total Short-Term Securities (Cost – $2,967,695) – 1.7%		2,967,695

Total Investments (Cost – $283,029,826*) – 156.6%		282,804,370
Other Assets Less Liabilities – 2.0%		3,729,211
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (6.3)%		(11,412,861)
Preferred Shares, at Redemption Value – (52.3)%		(94,506,857)

Net Assets Applicable to Common Shares – 100.0%		$180,613,863

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$271,907,449

Gross unrealized appreciation	$8,900,079
Gross unrealized depreciation	(9,412,839)

Net unrealized depreciation	$(512,760)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA New York Municipal Money Fund	3,235,523	(267,828)	2,967,695	$416

(j)	Represents the current yield as of report date.

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$279,836,675	—	$279,836,675
Short-Term Securities	$2,967,695	—	—	2,967,695

Total	$2,967,695	$279,836,675	—	$282,804,370

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 28, 2010